DEFERRED CHARGES (Details) - Schedule of deferred charges - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Gross Carrying Amount [Member]
Change in Accounting Estimate [Line Items]
Leasing brokerage commissions	$ 6,463,376	$ 6,350,308
Deferred Mortgage Placement Cost	35,000
Professional fees for leasing	81,826	81,826
Total	6,580,202	6,432,134
Accumulated Amortization [Member]
Change in Accounting Estimate [Line Items]
Leasing brokerage commissions	3,000,205	2,794,954
Deferred Mortgage Placement Cost
Professional fees for leasing	62,180	56,595
Total	$ 3,062,385	$ 2,851,549